January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Mid-Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
L3Harris Technologies, Inc.	25,657	$ 8,796,502
Textron, Inc.	59,210	5,214,033
		14,010,535
Air Freight & Logistics — 1.1%
FedEx Corp.	36,370	11,720,232
Automobile Components — 1.9%
Aptiv PLC(a)	128,878	9,762,508
Lear Corp.	86,576	10,137,184
		19,899,692
Banks — 3.5%
Citizens Financial Group, Inc.	115,950	7,302,531
First Citizens BancShares, Inc., Class A	13,812	28,584,901
		35,887,432
Beverages — 0.9%
Keurig Dr. Pepper, Inc.	343,814	9,434,256
Biotechnology(a) — 1.3%
Moderna, Inc.	196,101	8,642,171
Neurocrine Biosciences, Inc.	33,870	4,608,352
		13,250,523
Broadline Retail — 0.4%
Etsy, Inc.(a)(b)	69,106	3,659,854
Building Products — 2.0%
Fortune Brands Innovations, Inc.	284,270	15,379,007
Gibraltar Industries, Inc.(a)	103,156	5,287,777
		20,666,784
Capital Markets — 2.7%
Carlyle Group, Inc.	151,410	8,899,880
Charles Schwab Corp.	99,412	10,330,895
Onex Corp.	96,798	8,247,717
		27,478,492
Chemicals — 2.2%
Axalta Coating Systems Ltd.(a)	152,560	5,122,965
LyondellBasell Industries NV, Class A	98,093	4,806,557
PPG Industries, Inc.	110,314	12,755,608
		22,685,130
Commercial Services & Supplies — 1.7%
Rentokil Initial PLC	2,829,449	17,561,867
Consumer Finance — 0.7%
SLM Corp.	268,513	7,290,128
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp.	138,829	19,912,243
Containers & Packaging — 3.6%
Crown Holdings, Inc.	104,998	10,991,190
Sealed Air Corp.	409,244	17,139,139
Sonoco Products Co.	174,290	8,365,920
		36,496,249
Electric Utilities — 4.0%
Alliant Energy Corp.	69,379	4,572,770
American Electric Power Co., Inc.	82,990	9,940,127
Edison International	46,050	2,867,994
Evergy, Inc.	135,120	10,367,758
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	231,410	$ 10,362,540
PG&E Corp.	205,003	3,161,146
		41,272,335
Electrical Equipment — 0.5%
Sensata Technologies Holding PLC	147,343	5,096,594
Electronic Equipment, Instruments & Components — 2.4%
Avnet, Inc.	129,601	8,085,806
CDW Corp.	81,190	10,261,604
Ralliant Corp.	110,411	5,848,471
		24,195,881
Entertainment — 0.9%
Universal Music Group NV	380,703	9,333,901
Financial Services — 4.2%
Cannae Holdings, Inc.	529,242	7,626,377
Fidelity National Information Services, Inc.	369,469	20,413,162
Global Payments, Inc.	131,106	9,405,545
UWM Holdings Corp., Class A	1,037,499	5,094,120
		42,539,204
Food Products — 1.0%
Kraft Heinz Co.	250,809	5,954,205
The Campbell’s Co.	151,610	4,242,048
		10,196,253
Ground Transportation — 1.2%
Canadian National Railway Co.	30,320	2,916,768
Knight-Swift Transportation Holdings, Inc.	105,509	5,813,546
Lyft, Inc., Class A(a)	207,182	3,495,160
		12,225,474
Health Care Equipment & Supplies — 4.2%
Baxter International, Inc.	1,059,302	21,260,191
Becton Dickinson & Co.	104,695	21,303,339
		42,563,530
Health Care Providers & Services — 4.0%
Cardinal Health, Inc.	102,662	22,060,011
CVS Health Corp.	252,164	18,791,261
		40,851,272
Health Care REITs — 1.2%
Healthcare Realty Trust, Inc.	730,962	12,272,852
Household Durables(a) — 0.5%
M/I Homes, Inc.	20,900	2,794,330
Tri Pointe Homes, Inc.	81,420	2,715,357
		5,509,687
Industrial REITs — 2.8%
Rexford Industrial Realty, Inc.	430,042	17,429,602
STAG Industrial, Inc.	291,036	10,916,761
		28,346,363
Insurance — 2.0%
Accelerant Holdings, Class A(a)	69,086	943,715
American International Group, Inc.	64,423	4,823,994
Assurant, Inc.	22,197	5,285,772
Fidelity National Financial, Inc., Class A	171,598	9,333,215
		20,386,696
Interactive Media & Services — 1.0%
Autohome, Inc., ADR	195,563	4,310,209
Yelp, Inc.(a)	198,845	5,444,376
		9,754,585

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 0.8%
GDS Holdings Ltd., ADR(a)(b)	191,560	$ 8,560,816
Leisure Products — 1.1%
Hasbro, Inc.	128,837	11,506,432
Life Sciences Tools & Services — 1.4%
Avantor, Inc.(a)	1,350,581	14,748,344
Machinery — 3.2%
CNH Industrial NV	858,362	9,235,975
Fortive Corp.	187,553	9,904,674
Middleby Corp.(a)	60,265	8,869,200
Stanley Black & Decker, Inc.	64,384	5,064,446
		33,074,295
Media — 0.7%
WPP PLC	1,727,333	7,165,361
Metals & Mining — 1.9%
Barrick Mining Corp.	117,028	5,358,712
Teck Resources Ltd., Class B(a)	270,533	14,519,555
		19,878,267
Multi-Utilities — 2.7%
Dominion Energy, Inc.	276,499	16,636,945
DTE Energy Co.	78,120	10,497,765
		27,134,710
Oil, Gas & Consumable Fuels — 5.0%
BP PLC, ADR	418,176	15,840,507
Enterprise Products Partners LP	459,292	15,243,901
Tourmaline Oil Corp.(b)	419,090	19,833,408
		50,917,816
Personal Care Products — 0.5%
Puig Brands SA, Class B(a)	244,704	4,865,519
Pharmaceuticals — 0.8%
Bayer AG, Registered Shares	152,472	8,064,495
Professional Services — 4.5%
Maximus, Inc.	224,466	21,198,569
SS&C Technologies Holdings, Inc.	303,580	24,860,166
		46,058,735
Residential REITs — 1.3%
AvalonBay Communities, Inc.	74,062	13,158,596
Semiconductors & Semiconductor Equipment — 0.7%
ON Semiconductor Corp.(a)	122,799	7,354,432
Software(a) — 2.4%
Nice Ltd., ADR(b)	109,889	11,693,289
Workday, Inc., Class A	72,289	12,696,117
		24,389,406
Specialized REITs — 0.9%
Crown Castle, Inc.	102,059	8,859,742
Specialty Retail — 1.3%
Bath & Body Works, Inc.	490,800	10,699,440
CarMax, Inc.(a)	58,753	2,616,859
		13,316,299
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.7%
Hewlett Packard Enterprise Co.	647,857	$ 13,941,883
HP, Inc.	257,610	5,007,938
Western Digital Corp.(a)(b)	115,205	28,827,747
		47,777,568
Textiles, Apparel & Luxury Goods — 0.8%
Swatch Group AG	36,196	8,539,996
Tobacco — 1.0%
British American Tobacco PLC, ADR	161,944	9,826,762
Trading Companies & Distributors — 2.2%
WESCO International, Inc.	77,399	22,401,593
Total Common Stocks — 93.2% (Cost: $831,112,002)		952,097,228
Investment Companies
Biotechnology — 1.5%
State Street SPDR S&P Biotech ETF(b)	120,227	14,998,318
Total Investment Companies — 1.5% (Cost: $8,908,409)		14,998,318
Preferred Securities
Preferred Stocks — 1.4%
Household Products — 1.4%
Henkel AG & Co. KGaA	166,861	14,659,056
		14,659,056
Total Preferred Securities — 1.4% (Cost: $13,559,659)		14,659,056
Total Long-Term Investments — 96.1% (Cost: $853,580,070)		981,754,602
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	39,285,394	39,305,037
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.57%(c)(d)	39,058,660	39,058,660
Total Short-Term Securities — 7.7% (Cost: $78,363,697)		78,363,697
Total Investments — 103.8% (Cost: $931,943,767)		1,060,118,299
Liabilities in Excess of Other Assets — (3.8)%		(39,253,213)
Net Assets — 100.0%		$ 1,020,865,086

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Mid-Cap Value Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 15,425,628	$ 23,877,867 (a)	$ —	$ 1,760	$ (218)	$ 39,305,037	39,285,394	$ 133,263 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	24,964,350	14,094,310 (a)	—	—	—	39,058,660	39,058,660	1,050,086	—
				$ 1,760	$ (218)	$ 78,363,697		$ 1,183,349	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 14,010,535	$ —	$ —	$ 14,010,535
Air Freight & Logistics	11,720,232	—	—	11,720,232
Automobile Components	19,899,692	—	—	19,899,692
Banks	35,887,432	—	—	35,887,432
Beverages	9,434,256	—	—	9,434,256
Biotechnology	13,250,523	—	—	13,250,523
Broadline Retail	3,659,854	—	—	3,659,854
Building Products	20,666,784	—	—	20,666,784
Capital Markets	27,478,492	—	—	27,478,492
Chemicals	22,685,130	—	—	22,685,130
Commercial Services & Supplies	—	17,561,867	—	17,561,867
Consumer Finance	7,290,128	—	—	7,290,128
Consumer Staples Distribution & Retail	19,912,243	—	—	19,912,243
Containers & Packaging	36,496,249	—	—	36,496,249
Electric Utilities	41,272,335	—	—	41,272,335
Electrical Equipment	5,096,594	—	—	5,096,594

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$ 24,195,881	$ —	$ —	$ 24,195,881
Entertainment	—	9,333,901	—	9,333,901
Financial Services	42,539,204	—	—	42,539,204
Food Products	10,196,253	—	—	10,196,253
Ground Transportation	12,225,474	—	—	12,225,474
Health Care Equipment & Supplies	42,563,530	—	—	42,563,530
Health Care Providers & Services	40,851,272	—	—	40,851,272
Health Care REITs	12,272,852	—	—	12,272,852
Household Durables	5,509,687	—	—	5,509,687
Industrial REITs	28,346,363	—	—	28,346,363
Insurance	20,386,696	—	—	20,386,696
Interactive Media & Services	9,754,585	—	—	9,754,585
IT Services	8,560,816	—	—	8,560,816
Leisure Products	11,506,432	—	—	11,506,432
Life Sciences Tools & Services	14,748,344	—	—	14,748,344
Machinery	33,074,295	—	—	33,074,295
Media	—	7,165,361	—	7,165,361
Metals & Mining	19,878,267	—	—	19,878,267
Multi-Utilities	27,134,710	—	—	27,134,710
Oil, Gas & Consumable Fuels	50,917,816	—	—	50,917,816
Personal Care Products	—	4,865,519	—	4,865,519
Pharmaceuticals	—	8,064,495	—	8,064,495
Professional Services	46,058,735	—	—	46,058,735
Residential REITs	13,158,596	—	—	13,158,596
Semiconductors & Semiconductor Equipment	7,354,432	—	—	7,354,432
Software	24,389,406	—	—	24,389,406
Specialized REITs	8,859,742	—	—	8,859,742
Specialty Retail	13,316,299	—	—	13,316,299
Technology Hardware, Storage & Peripherals	47,777,568	—	—	47,777,568
Textiles, Apparel & Luxury Goods	—	8,539,996	—	8,539,996
Tobacco	9,826,762	—	—	9,826,762
Trading Companies & Distributors	22,401,593	—	—	22,401,593
Investment Companies	14,998,318	—	—	14,998,318
Preferred Securities
Preferred Stocks	—	14,659,056	—	14,659,056
Short-Term Securities
Money Market Funds	78,363,697	—	—	78,363,697
	$989,928,104	$70,190,195	$—	$1,060,118,299

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
Schedule of Investments